SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Significant Accounting Policies [Line Items]
Cash and Due from Banks	5,237,000	$ 5,713,000
Building and Building Improvements [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	39 years
Building and Building Improvements [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years